Raw Materials and Consumables Used - Schedule of Raw Materials and Consumables Used (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RAW MATERIALS AND CONSUMABLES USED.
Energy purchases	$ (747,646,603)	$ (902,434,871)	$ (891,746,884)
Fuel consumption	(231,028,169)	(280,739,362)	(295,148,838)
Transportation costs	(166,875,801)	(155,879,249)	(195,123,118)
Other raw materials and consumables	(146,626,543)	(175,733,439)	(115,400,740)
Total	$ (1,292,177,116)	$ (1,514,786,921)	$ (1,497,419,580)